Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which no deferred income tax assets were recognized	$ 481	$ 422
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which no deferred income tax assets were recognized	481	421
Pre-opening expense [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses for which no deferred income tax assets were recognized	$ 0	$ 1